Financial assets and liabilities - Schedule of interest-bearing loans and other borrowings (Details) € in Millions, $ in Millions	12 Months Ended		144 Months Ended
	Dec. 31, 2025 EUR (€) installment	Dec. 31, 2024 EUR (€)	Dec. 31, 2030	Dec. 31, 2025 USD ($) installment
Fair value of financial instruments
Carrying amount	€ 3,413	€ 3,887
Fair value gains related to fair value hedge accounting	15	46
Fair value adjustments related to discontinued fair value hedge	€ 120	137
Number of repayment installments | installment	2			2
Forecast
Fair value of financial instruments
Target percentage reduction in emissions			50.00%
EIB R&D Loan
Fair value of financial instruments
Nominal	€ 500
Carrying amount	0	500
NIB R&D Loan
Fair value of financial instruments
Nominal	83
Carrying amount	€ 0	83
2.375% Senior Notes
Fair value of financial instruments
Borrowings, interest rate (as percent)	2.375%			2.375%
Nominal	€ 292
Carrying amount	€ 0	292
2.00% Senior Notes
Fair value of financial instruments
Borrowings, interest rate (as percent)	2.00%			2.00%
Nominal	€ 630
Carrying amount	€ 630	624
4.375% Senior Notes
Fair value of financial instruments
Borrowings, interest rate (as percent)	4.375%			4.375%
Nominal | $				$ 500
Carrying amount	€ 418	458
6.50% Senior Notes
Fair value of financial instruments
Borrowings, interest rate (as percent)	6.50%			6.50%
Nominal | $				$ 74
Carrying amount	€ 63	71
3.125% Senior Notes
Fair value of financial instruments
Borrowings, interest rate (as percent)	3.125%			3.125%
Nominal	€ 500
Carrying amount	€ 490	487
6.45% Senior Notes
Fair value of financial instruments
Borrowings, interest rate (as percent)	6.45%			6.45%
Nominal | $				$ 206
Carrying amount	€ 176	199
4.375% Sustainability-linked Senior Notes
Fair value of financial instruments
Borrowings, interest rate (as percent)	4.375%			4.375%
Nominal | $				$ 500
Carrying amount	€ 503	513
One-time redemption premium	€ 4
Commited percentage of reduced emissions	50.00%
NIB R&D Loan
Fair value of financial instruments
Nominal	€ 250
Carrying amount	€ 250	100
6.625% Senior Note
Fair value of financial instruments
Borrowings, interest rate (as percent)	6.625%			6.625%
Nominal | $				$ 500
Carrying amount	€ 417	455
Other borrowings
Fair value of financial instruments
Carrying amount	466	€ 105
Other borrowings | China Huaxin
Fair value of financial instruments
Carrying amount	€ 399